SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property plant and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate
Buildings	20 years	5%
Computers and equipment	2-10 years	0%-5%
Vehicle	4 years	5%

Schedule of amortization of finite-lived intangible assets estimated useful lives

Estimated useful lives
Software	1 - 10 years
License	3 - 10 years

Schedule of disaggregates the Group's revenue by type of contract

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of products to Xiaomi	2,295,569	1,403,354	1,317,314
—Xiaomi-branded products	2,021,117	1,154,689	1,158,983
—Viomi-branded products	274,452	248,665	158,331
Sales of products and rendering of services to third-party customers	3,008,266	1,829,377	1,176,072
	5,303,835	3,232,731	2,493,386

Schedule of activity in allowance for credit losses related to accounts and notes receivable and other receivables from related parties

	Year ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	34,857	87,854
Current year provision	61,336	24,915
Reversals	(8,339)	(11,021)
Write off	—	(21,014)
Balance at end of the year	87,854	80,734